NEOS S&P 500® High Income ETF
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 97.8% (b)	Shares	Value
Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (a)	971	$513,125
Boeing Co. (a)	37,415	6,533,781
General Dynamics Corp.	13,066	3,300,472
General Electric Co.	67,904	14,054,770
Howmet Aerospace, Inc.	25,256	3,449,970
Huntington Ingalls Industries, Inc.	548	96,218
L3Harris Technologies, Inc.	12,556	2,587,917
Lockheed Martin Corp.	12,985	5,848,054
Northrop Grumman Corp.	6,927	3,198,473
RTX Corp.	84,792	11,276,488
Textron, Inc.	12,646	945,035
TransDigm Group, Inc.	763	1,043,174
		52,847,477

Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	964	97,962
Expeditors International of Washington, Inc.	6,977	818,821
FedEx Corp.	13,109	3,446,356
United Parcel Service, Inc. - Class B	49,703	5,916,148
		10,279,287

Automobile Components - 0.0%(c)
Aptiv PLC (a)	13,110	853,723
BorgWarner, Inc.	13,109	390,255
		1,243,978

Automobiles - 1.9%
Ford Motor Co.	286,807	2,739,007
General Motors Co.	97,854	4,807,567
Tesla, Inc. (a)	174,550	51,139,659
		58,686,233

Banks - 3.8%
Bank of America Corp.	440,221	20,294,188
Citigroup, Inc.	117,245	9,373,738
Citizens Financial Group, Inc.	31,292	1,432,235
Fifth Third Bancorp	48,558	2,110,816
Huntington Bancshares, Inc.	103,882	1,710,937
JPMorgan Chase & Co.	180,107	47,665,318
KeyCorp	66,973	1,159,972
M&T Bank Corp.	7,036	1,348,942
PNC Financial Services Group, Inc.	25,258	4,847,515
Regions Financial Corp.	66,383	1,573,941
Truist Financial Corp.	96,825	4,487,839
U.S. Bancorp	109,196	5,121,292
Wells Fargo & Co.	215,898	16,909,131
		118,035,864

Beverages - 1.2%
Brown-Forman Corp. - Class B	7,036	232,962
Coca-Cola Co.	249,089	17,737,628
Constellation Brands, Inc. - Class A	7,035	1,234,642
Keurig Dr. Pepper, Inc.	67,180	2,251,874
Molson Coors Beverage Co. - Class B	7,036	431,236
Monster Beverage Corp. (a)	49,944	2,729,439
PepsiCo, Inc.	85,363	13,100,660
		37,718,441

Biotechnology - 1.9%
AbbVie, Inc.	113,148	23,651,326
Amgen, Inc.	37,200	11,459,832
Biogen, Inc. (a)	6,969	979,145
Gilead Sciences, Inc.	90,601	10,356,600
Incyte Corp. (a)	7,036	517,146
Moderna, Inc. (a)	19,182	593,875
Regeneron Pharmaceuticals, Inc.	6,433	4,494,994
Vertex Pharmaceuticals, Inc. (a)	17,869	8,573,368
		60,626,286

Broadline Retail - 4.0%
Amazon.com, Inc. (a)	580,390	123,205,189
eBay, Inc.	36,384	2,355,500
		125,560,689

Building Products - 0.5%
A.O. Smith Corp. - Class A	964	64,087
Allegion PLC	962	123,819
Builders FirstSource, Inc. (a)	6,672	927,341
Carrier Global Corp.	60,150	3,897,720
Johnson Controls International PLC	48,581	4,161,449
Lennox International, Inc.	1,708	1,026,593
Masco Corp.	13,034	979,896
Trane Technologies PLC	13,077	4,625,335
		15,806,240

Capital Markets - 3.1%
Ameriprise Financial, Inc.	6,363	3,418,840
Bank of New York Mellon Corp.	54,740	4,869,123
Blackrock, Inc.	6,895	6,741,793
Blackstone, Inc.	49,488	7,975,486
Cboe Global Markets, Inc.	6,415	1,352,282
Charles Schwab Corp.	104,979	8,348,980
CME Group, Inc. - Class A	24,836	6,302,632
FactSet Research Systems, Inc.	524	241,952
Franklin Resources, Inc.	18,789	380,477
Goldman Sachs Group, Inc.	19,176	11,933,033
Intercontinental Exchange, Inc.	37,706	6,531,810
Invesco Ltd.	31,030	539,612
KKR & Co., Inc.	38,797	5,260,485
MarketAxess Holdings, Inc.	522	100,636
Moody's Corp.	7,035	3,545,218
Morgan Stanley	78,096	10,395,358
MSCI, Inc.	962	568,071
Nasdaq, Inc.	23,969	1,984,154
Northern Trust Corp.	12,791	1,409,824
Raymond James Financial, Inc.	12,530	1,938,015
S&P Global, Inc.	19,189	10,241,937
State Street Corp.	19,165	1,901,743
T. Rowe Price Group, Inc.	13,017	1,376,157
		97,357,618

Chemicals - 1.3%
Air Products and Chemicals, Inc.	13,007	4,112,163
Albemarle Corp.	6,575	506,472
Celanese Corp.	963	49,055
CF Industries Holdings, Inc.	7,037	570,138
Corteva, Inc.	49,464	3,115,243
Dow, Inc.	49,436	1,884,006
DuPont de Nemours, Inc.	30,172	2,467,165
Eastman Chemical Co.	964	94,327
Ecolab, Inc.	13,109	3,526,452
FMC Corp.	964	35,572
International Flavors & Fragrances, Inc.	13,110	1,072,529
Linde PLC	31,541	14,731,224
LyondellBasell Industries NV - Class A	13,109	1,007,165
Mosaic Co.	19,423	464,598
PPG Industries, Inc.	13,109	1,484,201
Sherwin-Williams Co.	13,109	4,748,997
		39,869,307

Commercial Services & Supplies - 0.6%
Cintas Corp.	24,670	5,119,025
Copart, Inc. (a)	61,729	3,382,749
Republic Services, Inc.	12,751	3,022,242
Rollins, Inc.	13,109	686,781
Veralto Corp.	12,961	1,292,989
Waste Management, Inc.	24,919	5,800,645
		19,304,431

Communications Equipment - 0.8%
Arista Networks, Inc. (a)	52,436	4,879,170
Cisco Systems, Inc.	250,294	16,046,348
F5, Inc. (a)	823	240,670
Juniper Networks, Inc.	19,184	694,461
Motorola Solutions, Inc.	7,036	3,097,388
		24,958,037

Construction & Engineering - 0.1%
Quanta Services, Inc.	6,972	1,810,140

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	852	411,635
Vulcan Materials Co.	6,801	1,681,956
		2,093,591

Consumer Finance - 0.7%
American Express Co.	37,740	11,358,230
Capital One Financial Corp.	25,123	5,038,418
Discover Financial Services	17,268	3,370,541
Synchrony Financial	29,460	1,787,633
		21,554,822

Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp.	27,150	28,469,761
Dollar General Corp.	12,969	962,040
Dollar Tree, Inc. (a)	12,820	934,065
Kroger Co.	43,890	2,844,950
Sysco Corp.	35,670	2,694,512
Target Corp.	31,233	3,880,388
Walgreens Boots Alliance, Inc.	49,704	530,839
Walmart, Inc.	275,832	27,199,794
		67,516,349

Containers & Packaging - 0.1%
Amcor PLC	103,826	1,050,719
Avery Dennison Corp.	961	180,639
Ball Corp.	19,184	1,010,805
International Paper Co.	24,053	1,355,386
Packaging Corp. of America	962	204,993
Smurfit WestRock PLC	13,066	680,347
		4,482,889

Distributors - 0.1%
Genuine Parts Co.	6,906	862,421
LKQ Corp.	13,109	553,069
Pool Corp.	531	184,257
		1,599,747

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	452,908	12,414,208
Verizon Communications, Inc.	264,662	11,406,932
		23,821,140

Electric Utilities - 1.7%
Alliant Energy Corp.	13,109	845,924
American Electric Power Co., Inc.	37,076	3,931,910
Constellation Energy Corp.	19,184	4,806,455
Duke Energy Corp.	54,777	6,435,750
Edison International	25,169	1,370,200
Entergy Corp.	25,719	2,245,526
Evergy, Inc.	13,109	903,341
Eversource Energy	24,701	1,556,410
Exelon Corp.	72,265	3,194,113
FirstEnergy Corp.	36,344	1,409,057
NextEra Energy, Inc.	146,985	10,313,937
NRG Energy, Inc.	13,052	1,379,727
PG&E Corp.	153,132	2,502,177
Pinnacle West Capital Corp.	963	89,116
PPL Corp.	49,952	1,758,810
Southern Co.	78,558	7,053,723
Xcel Energy, Inc.	37,406	2,696,973
		52,493,149

Electrical Equipment - 0.7%
AMETEK, Inc.	13,109	2,481,534
Eaton Corp. PLC	25,257	7,408,383
Emerson Electric Co.	37,674	4,581,535
GE Vernova, Inc.	18,745	6,282,949
Generac Holdings, Inc. (a)	848	115,455
Hubbell, Inc.	737	273,862
Rockwell Automation, Inc.	6,550	1,880,833
		23,024,551

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. - Class A	85,444	5,690,571
CDW Corp.	6,822	1,215,680
Corning, Inc.	54,704	2,743,406
Jabil, Inc.	6,727	1,042,147
Keysight Technologies, Inc. (a)	7,036	1,122,453
TE Connectivity PLC	19,146	2,949,058
Teledyne Technologies, Inc. (a)	649	334,248
Trimble, Inc. (a)	17,244	1,241,223
Zebra Technologies Corp. - Class A (a)	704	221,795
		16,560,581

Energy Equipment & Services - 0.3%
Baker Hughes Co.	72,464	3,231,170
Halliburton Co.	61,700	1,627,029
Schlumberger N.V.	103,112	4,295,646
		9,153,845

Entertainment - 1.4%
Electronic Arts, Inc.	13,110	1,692,763
Live Nation Entertainment, Inc. (a)	6,916	991,478
Netflix, Inc. (a)	26,194	25,684,789
Take-Two Interactive Software, Inc. (a)	7,035	1,491,279
Walt Disney Co.	113,151	12,876,584
Warner Bros. Discovery, Inc. (a)	159,165	1,824,031
		44,560,924

Financial Services - 4.9%
Apollo Global Management, Inc.	27,008	4,031,484
Berkshire Hathaway, Inc. - Class B (a)	113,419	58,278,085
Corpay, Inc. (a)	961	352,735
Fidelity National Information Services, Inc.	41,840	2,975,661
Fiserv, Inc. (a)	42,457	10,006,690
Global Payments, Inc.	17,901	1,884,617
Jack Henry & Associates, Inc.	961	166,820
Mastercard, Inc. - Class A	53,764	30,984,731
PayPal Holdings, Inc. (a)	78,328	5,565,204
Visa, Inc. - Class A	103,074	37,385,971
		151,631,998

Food Products - 0.6%
Archer-Daniels-Midland Co.	37,169	1,754,377
Bunge Global SA	6,979	517,772
Conagra Brands, Inc.	31,331	800,194
General Mills, Inc.	41,683	2,526,823
Hershey Co.	7,034	1,214,842
Hormel Foods Corp.	18,895	540,964
J.M. Smucker Co.	963	106,440
Kellanova	13,109	1,086,736
Kraft Heinz Co.	55,709	1,710,823
Lamb Weston Holdings, Inc.	6,965	361,275
McCormick & Co., Inc.	13,109	1,082,935
Mondelez International, Inc. - Class A	97,631	6,270,839
The Campbell's Co.	7,037	281,902
Tyson Foods, Inc. - Class A	18,844	1,155,891
		19,411,813

Gas Utilities - 0.0%(c)
Atmos Energy Corp.	7,027	1,069,018

Ground Transportation - 1.0%
CSX Corp.	140,975	4,512,610
J.B. Hunt Transport Services, Inc.	962	155,065
Norfolk Southern Corp.	13,064	3,210,478
Old Dominion Freight Line, Inc.	12,416	2,191,424
Uber Technologies, Inc. (a)	147,052	11,177,423
Union Pacific Corp.	43,221	10,662,188
		31,909,188

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	108,295	14,945,793
Align Technology, Inc. (a)	961	179,736
Baxter International, Inc.	35,719	1,232,663
Becton Dickinson & Co.	18,910	4,264,772
Boston Scientific Corp. (a)	104,076	10,802,048
Cooper Cos., Inc. (a)	7,212	651,821
Dexcom, Inc. (a)	25,179	2,225,068
Edwards Lifesciences Corp. (a)	42,536	3,046,428
GE HealthCare Technologies, Inc.	25,256	2,206,112
Hologic, Inc. (a)	13,109	830,980
IDEXX Laboratories, Inc. (a)	1,148	501,802
Insulet Corp. (a)	961	261,651
Intuitive Surgical, Inc. (a)	24,735	14,176,865
Medtronic PLC	96,781	8,905,788
ResMed, Inc.	7,000	1,634,640
Solventum Corp. (a)	7,319	583,690
STERIS PLC	6,339	1,389,889
Stryker Corp.	23,435	9,050,363
Teleflex, Inc.	647	85,889
Zimmer Biomet Holdings, Inc.	12,819	1,337,278
		78,313,276

Health Care Providers & Services - 2.0%
Cardinal Health, Inc.	13,109	1,697,353
Cencora, Inc.	7,035	1,783,654
Centene Corp. (a)	37,167	2,161,633
Cigna Group	18,947	5,851,781
CVS Health Corp.	91,656	6,023,632
DaVita, Inc. (a)	4	591
Elevance Health, Inc.	13,109	5,202,700
HCA Healthcare, Inc.	12,673	3,881,740
Henry Schein, Inc. (a)	964	69,572
Humana, Inc.	6,660	1,800,997
Labcorp Holdings, Inc.	962	241,500
McKesson Corp.	6,806	4,357,610
Molina Healthcare, Inc. (a)	799	240,595
Quest Diagnostics, Inc.	963	166,503
UnitedHealth Group, Inc.	57,034	27,088,869
Universal Health Services, Inc. - Class B	837	146,684
		60,715,414

Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. - Class A (a)	30,844	4,283,306
Booking Holdings, Inc.	483	2,422,733
Caesars Entertainment, Inc. (a)	12,897	428,438
Carnival Corp. (a)	72,425	1,733,130
Chipotle Mexican Grill, Inc. (a)	37,389	2,017,884
Darden Restaurants, Inc.	6,627	1,328,449
Domino's Pizza, Inc.	482	236,040
Expedia Group, Inc. - Class A (a)	6,806	1,347,316
Hilton Worldwide Holdings, Inc.	17,850	4,729,536
Las Vegas Sands Corp.	19,185	857,761
Marriott International, Inc. - Class A	13,343	3,742,044
McDonald's Corp.	49,738	15,335,718
MGM Resorts International (a)	18,663	648,726
Norwegian Cruise Line Holdings Ltd. (a)	30,136	684,690
Royal Caribbean Cruises Ltd.	13,109	3,226,125
Starbucks Corp.	80,307	9,300,354
Wynn Resorts Ltd.	963	86,015
Yum! Brands, Inc.	18,774	2,935,691
		55,343,956

Household Durables - 0.2%
D.R. Horton, Inc.	19,059	2,416,872
Garmin Ltd.	7,035	1,610,523
Lennar Corp. - Class A	13,109	1,568,230
Mohawk Industries, Inc. (a)	4	470
NVR, Inc. (a)	41	297,069
PulteGroup, Inc.	12,912	1,333,551
		7,226,715

Household Products - 1.2%
Church & Dwight Co., Inc.	13,109	1,457,721
Clorox Co.	6,678	1,044,372
Colgate-Palmolive Co.	56,080	5,112,814
Kimberly-Clark Corp.	19,185	2,724,462
Procter & Gamble Co.	153,053	26,606,733
		36,946,102

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	47,909	555,265
Vistra Corp.	20,988	2,805,256
		3,360,521

Industrial Conglomerates - 0.5%
3M Co.	37,406	5,802,419
Honeywell International, Inc.	43,890	9,343,742
		15,146,161

Insurance - 2.3%
Aflac, Inc.	37,149	4,066,701
Allstate Corp.	13,109	2,610,657
American International Group, Inc.	49,414	4,098,397
Aon PLC - Class A	12,706	5,198,279
Arch Capital Group Ltd.	25,024	2,324,980
Arthur J Gallagher & Co.	12,915	4,361,912
Assurant, Inc.	723	150,304
Brown & Brown, Inc.	13,109	1,553,941
Chubb Ltd.	25,258	7,210,654
Cincinnati Financial Corp.	7,035	1,039,843
Erie Indemnity Co. - Class A	1,100	470,877
Everest Group Ltd.	598	211,226
Globe Life, Inc.	962	122,588
Hartford Insurance Group, Inc.	19,061	2,254,535
Loews Corp.	7,037	609,897
Marsh & McLennan Cos., Inc.	31,643	7,525,971
MetLife, Inc.	43,355	3,736,334
Principal Financial Group, Inc.	12,971	1,154,938
Progressive Corp.	41,751	11,773,782
Prudential Financial, Inc.	24,852	2,860,465
Travelers Cos., Inc.	13,089	3,383,376
W.R. Berkley Corp.	19,119	1,206,026
Willis Towers Watson PLC	6,393	2,171,382
		70,097,065

Interactive Media & Services - 6.6%
Alphabet, Inc. - Class A	373,043	63,521,762
Alphabet, Inc. - Class C	298,057	51,331,377
Match Group, Inc.	18,637	590,979
Meta Platforms, Inc. - Class A	135,912	90,816,398
		206,260,516

IT Services - 1.1%
Accenture PLC - Class A	43,460	15,145,810
Akamai Technologies, Inc. (a)	7,035	567,584
Cognizant Technology Solutions Corp. - Class A	35,628	2,968,881
EPAM Systems, Inc. (a)	795	163,881
Gartner, Inc. (a)	961	478,885
GoDaddy, Inc. - Class A (a)	7,904	1,418,768
International Business Machines Corp.	56,766	14,330,009
VeriSign, Inc. (a)	962	228,841
		35,302,659

Leisure Products - 0.0%(c)
Hasbro, Inc.	6,770	440,795

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	18,939	2,422,677
Bio-Techne Corp.	7,035	434,411
Charles River Laboratories International, Inc. (a)	705	116,544
Danaher Corp.	43,872	9,114,847
IQVIA Holdings, Inc. (a)	12,458	2,352,070
Mettler-Toledo International, Inc. (a)	300	381,816
Revvity, Inc.	964	108,113
Thermo Fisher Scientific, Inc.	25,216	13,338,255
Waters Corp. (a)	816	307,909
West Pharmaceutical Services, Inc.	961	223,279
		28,799,921

Machinery - 1.5%
Caterpillar, Inc.	28,985	9,969,391
Cummins, Inc.	6,925	2,549,647
Deere & Co.	18,603	8,944,136
Dover Corp.	6,901	1,371,712
Fortive Corp.	24,726	1,966,706
IDEX Corp.	961	186,751
Illinois Tool Works, Inc.	18,687	4,932,994
Ingersoll Rand, Inc.	25,258	2,141,373
Nordson Corp.	748	157,297
Otis Worldwide Corp.	25,258	2,520,243
PACCAR, Inc.	37,033	3,971,419
Parker-Hannifin Corp.	6,741	4,506,426
Pentair PLC	7,035	662,697
Snap-on, Inc.	728	248,372
Stanley Black & Decker, Inc.	7,035	608,739
Westinghouse Air Brake Technologies Corp. (	7,036	1,304,193
Xylem, Inc.	13,260	1,735,601
		47,777,697

Media - 0.5%
Charter Communications, Inc. - Class A (a)	6,361	2,312,669
Comcast Corp. - Class A	242,994	8,718,625
Fox Corp. - Class A	13,350	768,960
Fox Corp. - Class B	6,789	367,081
Interpublic Group of Cos., Inc.	25,162	689,439
News Corp. - Class A	25,115	718,791
News Corp. - Class B	964	31,118
Omnicom Group, Inc.	7,037	582,382
Paramount Global - Class B	31,551	358,419
		14,547,484

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	103,153	3,807,377
Newmont Corp.	80,502	3,448,706
Nucor Corp.	13,327	1,832,063
Steel Dynamics, Inc.	7,042	951,163
		10,039,309

Multi-Utilities - 0.7%
Ameren Corp.	13,110	1,331,451
CenterPoint Energy, Inc.	43,479	1,494,808
CMS Energy Corp.	18,936	1,383,275
Consolidated Edison, Inc.	24,054	2,441,962
Dominion Energy, Inc.	60,187	3,407,788
DTE Energy Co.	12,794	1,710,558
NiSource, Inc.	25,258	1,030,779
Public Service Enterprise Group, Inc.	35,588	2,887,966
Sempra	43,477	3,111,649
WEC Energy Group, Inc.	19,184	2,046,741
		20,846,977

Oil, Gas & Consumable Fuels - 3.3%
APA Corp.	19,155	396,508
Chevron Corp.	111,219	17,641,558
ConocoPhillips	95,700	9,488,655
Coterra Energy, Inc.	53,997	1,457,379
Devon Energy Corp.	43,641	1,580,677
Diamondback Energy, Inc.	7,036	1,118,443
EOG Resources, Inc.	41,803	5,306,473
EQT Corp.	25,255	1,216,533
Exxon Mobil Corp.	276,464	30,778,737
Hess Corp.	18,747	2,792,178
Kinder Morgan, Inc.	139,929	3,792,076
Marathon Petroleum Corp.	25,118	3,772,221
Occidental Petroleum Corp.	43,907	2,144,418
ONEOK, Inc.	41,763	4,192,588
Phillips 66	30,912	4,008,977
Targa Resources Corp.	13,021	2,626,596
Texas Pacific Land Corp.	929	1,326,566
Valero Energy Corp.	23,982	3,135,167
Williams Cos., Inc.	86,413	5,027,508
		101,803,258

Passenger Airlines - 0.2%
Delta Air Lines, Inc.	43,643	2,623,817
Southwest Airlines Co.	42,388	1,316,571
United Airlines Holdings, Inc. (a)	19,421	1,821,884
		5,762,272

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	13,109	942,668
Kenvue, Inc.	122,556	2,892,322
		3,834,990

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	146,750	8,749,235
Eli Lilly & Co.	51,112	47,055,241
Johnson & Johnson	158,088	26,087,682
Merck & Co., Inc.	158,100	14,584,725
Pfizer, Inc.	414,678	10,959,939
Viatris, Inc.	85,518	789,331
Zoetis, Inc.	31,209	5,219,393
		113,445,546

Professional Services - 0.6%
Automatic Data Processing, Inc.	25,548	8,052,218
Broadridge Financial Solutions, Inc.	6,595	1,590,846
Dayforce, Inc. (a)	7,035	436,100
Equifax, Inc.	6,670	1,635,484
Jacobs Solutions, Inc.	6,710	859,618
Leidos Holdings, Inc.	6,870	892,894
Paychex, Inc.	19,185	2,909,789
Paycom Software, Inc.	674	147,923
Verisk Analytics, Inc.	6,968	2,068,869
		18,593,741

Real Estate Management & Development - 0.2%
CBRE Group, Inc. - Class A (a)	19,095	2,710,344
CoStar Group, Inc. (a)	25,258	1,925,923
		4,636,267

Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices, Inc. (a)	100,800	10,065,888
Analog Devices, Inc.	35,576	8,184,615
Applied Materials, Inc.	60,144	9,506,962
Broadcom, Inc.	282,787	56,396,211
Enphase Energy, Inc. (a)	6,850	392,711
First Solar, Inc. (a)	6,447	877,952
Intel Corp.	310,537	7,369,043
KLA Corp.	6,844	4,851,301
Lam Research Corp.	70,037	5,374,639
Microchip Technology, Inc.	37,262	2,193,241
Micron Technology, Inc.	78,611	7,360,348
Monolithic Power Systems, Inc.	657	401,434
NVIDIA Corp.	1,535,824	191,855,134
NXP Semiconductors NV	17,859	3,850,222
ON Semiconductor Corp. (a)	30,178	1,419,875
QUALCOMM, Inc.	79,351	12,471,597
Skyworks Solutions, Inc.	7,035	468,953
Teradyne, Inc.	7,035	772,865
Texas Instruments, Inc.	62,209	12,192,342
		336,005,333

Software - 9.8%
Adobe, Inc. (a)	31,123	13,649,303
ANSYS, Inc. (a)	6,166	2,054,819
Autodesk, Inc. (a)	12,889	3,534,293
Cadence Design Systems, Inc. (a)	18,667	4,676,084
Crowdstrike Holdings, Inc. - Class A (a)	13,375	5,211,702
Fair Isaac Corp. (a)	341	643,245
Fortinet, Inc. (a)	43,556	4,704,484
Gen Digital, Inc.	37,594	1,027,444
Intuit, Inc.	18,789	11,533,440
Microsoft Corp.	463,073	183,835,350
Oracle Corp.	100,520	16,692,351
Palantir Technologies, Inc. - Class A (a)	131,075	11,130,889
Palo Alto Networks, Inc. (a)	38,432	7,318,606
PTC, Inc. (a)	6,609	1,081,431
Roper Technologies, Inc.	6,442	3,765,349
Salesforce, Inc.	59,253	17,648,506
ServiceNow, Inc. (a)	12,769	11,872,105
Synopsys, Inc. (a)	7,035	3,216,965
Tyler Technologies, Inc. (a)	580	352,889
Workday, Inc. - Class A (a)	12,576	3,311,764
		307,261,019

Specialty Retail - 1.7%
AutoZone, Inc. (a)	243	848,801
Best Buy Co., Inc.	7,037	632,697
CarMax, Inc. (a)	7,036	583,777
Home Depot, Inc.	63,654	25,245,176
Lowe's Cos., Inc.	37,779	9,393,371
O'Reilly Automotive, Inc. (a)	816	1,120,890
Ross Stores, Inc.	19,185	2,692,039
TJX Cos., Inc.	80,396	10,030,205
Tractor Supply Co.	32,259	1,785,536
Ulta Beauty, Inc. (a)	678	248,392
		52,580,884

Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	934,171	225,919,915
Dell Technologies, Inc. - Class C	17,225	1,770,041
Hewlett Packard Enterprise Co.	91,591	1,814,418
HP, Inc.	61,674	1,903,876
NetApp, Inc.	12,820	1,279,564
Sandisk Corp. (a)	6,415	300,527
Seagate Technology Holdings PLC	7,037	717,141
Super Micro Computer, Inc. (a)	14,305	593,085
Western Digital Corp. (a)	19,370	947,774
		235,246,341

Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	2,988	416,408
Lululemon Athletica, Inc. (a)	6,555	2,396,574
NIKE, Inc. - Class B	85,726	6,809,216
Ralph Lauren Corp. - Class A	3	813
Tapestry, Inc.	13,097	1,118,746
		10,741,757

Tobacco - 0.7%
Altria Group, Inc.	127,662	7,129,922
Philip Morris International, Inc.	98,017	15,220,080
		22,350,002

Trading Companies & Distributors - 0.1%
Fastenal Co.	37,707	2,855,551
United Rentals, Inc.	935	600,569
W.W. Grainger, Inc.	608	620,896
		4,077,016

Water Utilities - 0.0%(c)
American Water Works Co., Inc.	7,036	956,685

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.	35,818	9,659,756
TOTAL COMMON STOCKS (Cost $2,708,981,059)		3,053,107,068

REAL ESTATE INVESTMENT TRUSTS - 2.0% (b)
Alexandria Real Estate Equities, Inc.	7,035	719,399
American Tower Corp.	31,269	6,429,532
AvalonBay Communities, Inc.	6,924	1,566,070
BXP, Inc.	6,956	493,389
Camden Property Trust	963	119,470
Crown Castle, Inc.	30,231	2,844,737
Digital Realty Trust, Inc.	19,072	2,981,335
Equinix, Inc.	6,257	5,660,207
Equity Residential	24,048	1,783,640
Essex Property Trust, Inc.	884	275,428
Extra Space Storage, Inc.	12,854	1,961,006
Federal Realty Investment Trust	961	101,309
Healthpeak Properties, Inc.	37,360	764,386
Host Hotels & Resorts, Inc.	49,443	797,516
Invitation Homes, Inc.	37,728	1,283,129
Iron Mountain, Inc.	18,920	1,762,776
Kimco Realty Corp.	43,337	957,748
Mid-America Apartment Communities, Inc.	6,577	1,105,725
Millrose Properties, Inc. - Class A (a)	5,835	133,377
Prologis, Inc.	66,283	8,213,789
Public Storage	7,035	2,135,967
Realty Income Corp.	43,479	2,479,607
Regency Centers Corp.	7,035	539,585
SBA Communications Corp.	6,452	1,405,891
Simon Property Group, Inc.	19,184	3,569,951
UDR, Inc.	19,072	861,673
Ventas, Inc.	25,258	1,747,348
VICI Properties, Inc.	73,253	2,379,990
Welltower, Inc.	37,451	5,749,103
Weyerhaeuser Co.	49,783	1,498,468
		62,321,551
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $57,735,142)		62,321,551

CONTINGENT VALUE RIGHTS - 0.0%(c)
Abiomed, Inc., Exercise Price $0.00 (d)	2	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 0.4%	Shares
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.28% (e)	13,175,666	13,175,666
TOTAL SHORT-TERM INVESTMENTS (Cost $13,175,666)		13,175,666

TOTAL INVESTMENTS - 100.2% (Cost $2,779,891,867)		$3,128,604,285
Liabilities in Excess of Other Assets - (0.2)%		(5,327,819)
TOTAL NET ASSETS - 100.0%		$3,123,276,466

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $3,115,428,619.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

NEOS S&P 500® High Income ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS - (1.2)%	Notional Amount	Contracts	Value
Call Options - (1.2)%
S&P 500® Index (a)(b)		–	$–
Expiration: 03/21/2025; Exercise Price: $6,220.00	(1,211,145,300)	(2,034)	(1,017,000)
Expiration: 04/17/2025; Exercise Price: $6,085.00	(1,167,677,450)	(1,961)	(14,580,035)
Expiration: 04/17/2025; Exercise Price: $6,005.00	(1,167,677,450)	(1,961)	(22,590,720)
Total Call Options			(38,187,755)
TOTAL WRITTEN OPTIONS (Premiums received $42,479,997)			$(38,187,755)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS S&P 500® High Income ETF
Notes to Quarterly Schedule of Investments
February 28, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$3,053,107,068	$–	$–		$3,053,107,068
Real Estate Investment Trusts	62,321,551	–	–		62,321,551
Contingent Value Rights	–	–	–	(a)	– (a)
Money Market Funds	13,175,666	–	–		13,175,666
Total Investments	$3,128,604,285	$–	$–	(a)	$3,128,604,285

Liabilities:
Investments:
Written Options	$–	$(38,187,755)	$–		$(38,187,755)
Total Investments	$–	$(38,187,755)	$–		$(38,187,755)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.

Management has determined that the amount of Level 3 securities compared to total net assets is not material for the NEOS S&P 500® High Income ETF; therefore, the rollforward of Level 3 securities are not shown for the period ended February 28, 2025.

Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the supervision of the Board of Trustees for restricted securities or Level 3 investments as of February 28, 2025 for the NEOS S&P 500® ETF are as follows:

Description	Fair Value as of 2/28/2025		Valuation Technique	Unobservable Input	Input Values (Ranges)
Contingent Value Right*	$0	**	Projected Final Distribution	Discount of Projected Distribution	$35.00

* **
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.
Represents amount of $0.50.